Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® AFRM Option Income Strategy ETF (AFRY)

YieldMax® APP Option Income Strategy ETF (APPY)

YieldMax® ARM Option Income Strategy ETF (ARYY)

YieldMax® AVGO Option Income Strategy ETF (AVYY)

YieldMax® CRWD Option Income Strategy ETF (CROW)

YieldMax® GME Option Income Strategy ETF (GMEY)

YieldMax® HIMS Option Income Strategy ETF (HIYY)

YieldMax® IONQ Option Income Strategy ETF (IONY)

YieldMax® LLY Option Income Strategy ETF (LILY)

YieldMax® RDDT Option Income Strategy ETF (RDYY)

YieldMax® SPOT Option Income Strategy ETF (SPOY)

YieldMax® UBER Option Income Strategy ETF (UBEY)

Each listed on NYSE Arca, Inc.

October 14, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated August 29, 2025,

and where applicable a Fund’s Summary Prospectus

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.